LOANS, FINANCING AND DEBENTURES - Relevant transactions settled in the year (Details)															1 Months Ended		12 Months Ended
	Dec. 28, 2020 BRL (R$)	Dec. 07, 2020 USD ($)	Dec. 07, 2020 BRL (R$)	Nov. 20, 2020 BRL (R$)	Sep. 15, 2020 USD ($)	Sep. 15, 2020 BRL (R$)	Aug. 20, 2020 BRL (R$)	Jun. 22, 2020 BRL (R$)	Apr. 13, 2020 BRL (R$)	Apr. 01, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 BRL (R$)	Feb. 14, 2020 USD ($)	Feb. 14, 2020 BRL (R$)	Nov. 30, 2016 BRL (R$)	Jun. 30, 2016 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Sep. 15, 2020 BRL (R$)	Apr. 01, 2020 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Transaction amount settled attributable to principal																	R$ 19,092,810,000	R$ 13,994,708,000	R$ 3,738,577,000
Export Prepayment Agreements ("EPP") | Prepayment of EPP
LOANS, FINANCING AND DEBENTURES
Transaction amount settled		$ 300,000	R$ 1,355,362,000										$ 755,864	R$ 3,240,229,000
Export Prepayment Agreements ("EPP") | Prepayment of EPP | LIBOR
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)		1.15%	1.15%										1.15%	1.15%
Interest rate basis		1.15% p.a. plus quarterly LIBOR	1.15% p.a. plus quarterly LIBOR										1.15% p.a. plus quarterly LIBOR	1.15% p.a. plus quarterly LIBOR
Make-whole Senior Notes ("Notes 2021") | Redemption of Make-whole Senior Notes
LOANS, FINANCING AND DEBENTURES
Transaction amount settled											$ 199,864	R$ 1,039,032,000
Percentage of principal amount repurchased											104.287%	104.287%
Agribusiness Receivables Certificates (CRA) issued in April 2016 | Repayment of CRA
LOANS, FINANCING AND DEBENTURES
Transaction amount settled									R$ 612,779,000
Transaction amount settled attributable to principal									600,000,000
Transaction amount settled attributable to accrued interest									R$ 12,779,000
Agribusiness Receivables Certificates (CRA) issued in April 2016 | Repayment of CRA | CDI
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate									98.00%
Agribusiness Receivables Certificates (CRA) issued in June 2016 | Repayment of CRA
LOANS, FINANCING AND DEBENTURES
Principle amount																R$ 880,155,000
Transaction amount settled								R$ 895,655,000
Transaction amount settled attributable to principal								880,155,000
Transaction amount settled attributable to accrued interest								R$ 15,500,000
Agribusiness Receivables Certificates (CRA) issued in June 2016 | Repayment of CRA | CDI
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate																97.00%
Agribusiness Receivables Certificates (CRA) issued in November 2016 | Repayment of CRA
LOANS, FINANCING AND DEBENTURES
Principle amount															R$ 1,000,000,000
Transaction amount settled				R$ 1,009,068,000
Agribusiness Receivables Certificates (CRA) issued in November 2016 | Repayment of CRA | CDI
LOANS, FINANCING AND DEBENTURES
Percentage of basis used to calculate interest rate															96.00%
Revolving credit facility | Repayment of credit facility
LOANS, FINANCING AND DEBENTURES
Principle amount										$ 500,000											R$ 2,638,221,000
Repayment of credit facility							R$ 2,848,097,000
Debt instrument term										47 months
Revolving credit facility | Repayment of credit facility | LIBOR
LOANS, FINANCING AND DEBENTURES
Interest rate basis										LIBOR + 1.30% p.a
Notes 2024 | Partial settlement of Notes
LOANS, FINANCING AND DEBENTURES
Transaction amount settled					$ 247,207	R$ 1,303,473,000.000
Percentage of principal amount repurchased					110.80%	110.80%
Interest rate					5.25%															5.25%
Premium payments					$ 26,698	R$ 140,775,000
Notes 2025 | Partial settlement of Notes
LOANS, FINANCING AND DEBENTURES
Transaction amount settled					$ 260,348	R$ 1,372,763,000
Percentage of principal amount repurchased					106.60%	106.60%
Interest rate					4.00%															4.00%
Premium payments					$ 17,183	R$ 90,602,000
Notes 2026 | Partial settlement of Notes
LOANS, FINANCING AND DEBENTURES
Transaction amount settled					$ 183,419	R$ 967,138,000
Percentage of principal amount repurchased					115.20%	115.20%
Interest rate					5.75%															5.75%
Premium payments					$ 25,506	R$ 134,488,000
Loan modification, amount to be amortized under the new Note					$ 2,374															R$ 12,518,000
Central West Development Fund ("FDCO") | Prepayment of financing credit agreement
LOANS, FINANCING AND DEBENTURES
Transaction amount settled	R$ 512,012,000
Interest rate	8.00%